OPERATING SEGMENTS (Schedule of Revenues Based on Customers) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	100.00%	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33.00%	57.00%	76.00%
Germany [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2.00%	13.00%	10.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35.00%	12.00%	6.00%
Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	28.00%	6.00%
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2.00%	12.00%	8.00%